Cash flow statement - Schedule of Change in Operating Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Change in deposits from banks	£ (1,110)	£ (388)	£ (5,052)
Change in customer deposits	(3,850)	(1,207)	25,672
Change in repurchase agreements	(10,893)	17,471	2,941
Change in financial liabilities at fair value through profit or loss	6,925	(4,849)	391
Change in derivative financial instruments	(3,893)	5,982	(9,258)
Change in debt securities in issue at amortised cost	2,094	1,651	(15,896)
Change in insurance contracts	9,845	(14,901)	7,328
Change in investment contract liabilities	5,502	(1,414)	6,588
Change in other operating liabilities	(388)	(864)	(432)
Change in operating liabilities	4,232	1,481	12,282
(Decrease) increase in lease liabilities	£ 315	£ (158)	£ (197)